Collateral for crude oil exploration concession agreements (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Collateral agreement amount gross	$ 1,542	$ 1,770
Marlim [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	1,529	1,756
Buzios [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	$ 13	$ 14